Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

11. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Bitcoin	$2,156	$-	$-	$2,156
Total assets, at fair value	$2,156	$-	$-	$2,156
Liabilities:
Business Combination Warrants	$-	$-	$26	$26
PIPE Warrants	-	-	2	2
PIPE Notes	-	-	1,593	1,593
Yorkville Note	-	-	1,911	1,911
SEPA derivative liability	-	-	-	-
Total liabilities, at fair value	$-	$-	$3,532	$3,532

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Business Combination Warrants	$-	$-	$9	$9
PIPE Warrants	-	-	14	14
PIPE Notes	-	-	1,637	1,637
Total liabilities, at fair value	$-	$-	$1,660	$1,660

Business Combination Warrants and PIPE Warrants

The following table presents the changes in the Business Combination Warrants and PIPE Warrants measured at fair value during the nine months ended September 30, 2024 (in thousands):

	Business Combination Warrants	PIPE Warrants
Balance, December 31, 2023	$9	$14
Changes in fair value	17	(12)
Balance, September 30, 2024	$26	$2

The Company remeasured the fair value of the Business Combination Warrants and PIPE Warrants at September 30, 2024 using the Black-Scholes option-pricing model with the following assumptions:

	As of September 30, 2024
	PIPE	Business Combination
	Warrants	Warrants
Stock price	$0.61	$0.61
Exercise price	$10.00	$11.50
Expected volatility	72.1%	72.1%
Weighted average risk-free rate	3.6%	3.6%
Expected dividend yield	-	-
Expected term (in years)	4.1	4.2

PIPE Notes and Yorkville Note

The following table presents the changes in the PIPE Notes and Yorkville Note measured at fair value during the nine months ended September 30, 2024 (in thousands):

	PIPE Notes	Yorkville Note
Balance, December 31, 2023	$1,637	$-
Additions	-	1,350
Changes in fair value	(44)	561
Balance, September 30, 2024	$1,593	$1,911

The estimated fair values of the PIPE Notes and Yorkville Note are determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios. The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the convertible notes are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied discount rate. The discount rate was held constant over the valuation periods given the fact pattern associated with the Company and the stage of development.

SEPA Derivative Liability

The following table presents the changes in the SEPA derivative liability measured at fair value during the nine months ended September 30, 2024 (in thousands):

Yorkville SEPA
Balance, December 31, 2023	$-
Additions	160
Changes in fair value	(160)
Balance, September 30, 2024	$-

The estimated fair value of the SEPA derivative liability was determined using a scenario-based valuation model based on the aggregated amount of draws expected to be made over the 24-month commitment period. The derivative value of such draws was then discounted back to each reporting period in which the put option was outstanding, in each case, based on a risk-adjusted discount rate based on the implied discount rate. As of September 30, 2024, the derivative liability was determined to have no value.

11. Fair Value Measurements

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis, inclusive of related party (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Private warrants	$-	$-	$9	$9
PIPE warrants	-	-	14	14
PIPE notes	-	-	1,637	1,637
Total liabilities, at fair value	$-	$-	$1,660	$1,660

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Convertible promissory notes	$-	$-	$26,243	$26,243
Total liabilities, at fair value	$-	$-	$26,243	$26,243

The following table presents the changes in the Private Warrants, PIPE Notes and PIPE Warrants, and the convertible promissory notes measured at fair value for the years ended December 31, 2023 and 2022 (in thousands):

Level 3 Rollforward:	Private Warrants	PIPE Notes & Warrants	Convertible Promissory Notes
Balance, December 31, 2021	$-	$-	$6,487
Additions	-	-	5,140
Changes in fair value	-	-	14,616
Balance, December 31, 2022	-	-	26,243
Additions	21	1,500	4,175
Changes in fair value	(12)	151	17,517
Reclassified to additional paid-in-capital	-	-	(47,935)
Balance, December 31, 2023	$9	$1,651	$-

Private Placement Warrants and PIPE Warrants

The aggregate fair value of the Private Placement Warrants and PIPE Warrants was $152,602 and $23,393 as of November 7, 2023 and December 31, 2023, respectively. The Company remeasured the fair value of the Private Placement Warrants and PIPE Warrants at November 7, 2023 and December 31, 2023 using the Black-Scholes option-pricing model with the following assumptions:

	As of December 31,		As of November 7,
	2023		2023
	PIPE	Private	PIPE	Private
	Warrants	Warrants	Warrants	Warrants
Stock price	$0.81	$0.81	$5.25	$7.76
Exercise price	$10.00	$11.50	$10.00	$11.50
Expected volatility	80.0%	51.5%	45.0%	5.2%
Weighted average risk-free rate	3.8%	3.9%	4.5%	4.6%
Expected dividend yield	-	-	-	-
Expected term (in years)	4.9	4.8	5.0	5.0

Convertible Promissory Notes and PIPE Notes

The estimated fair values of the convertible promissory notes and PIPE Notes are each determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios. The combined value of the probability-weighted average of those outcomes is then discounted back to each reporting period in which the convertible notes are outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied discount rate. The discount rate was held constant over the valuation periods given the fact pattern associated with the company and the stage of development.

As of December 31, 2023, in connection with the Closing of the Business Combination described in Note 3, all convertible promissory notes were converted to Common Stock in accordance with the conversion provisions in the original agreements.

The fair value of the PIPE Notes was $1.8 million and $1.6 million as of November 7, 2023 and December 31, 2023, respectively.